Subsequent Events (Details) - Subsequent Event [Member]					1 Months Ended
	Jul. 14, 2021	Apr. 09, 2021 USD ($)	Apr. 02, 2021 USD ($)	Mar. 11, 2021 USD ($) shares	Feb. 23, 2021 $ / shares shares	Jul. 27, 2021 $ / shares shares
Subsequent Events (Details) [Line Items]
Par value | $ / shares						$ 0.001
Subsequent events , description	Company entered into an Exchange Agreement with the lender. Pursuant to the Agreement, the Company and Lender partitioned a new Promissory Notes in the original principal amount of $500,000 from the original Promissory Note entered on December 4, 2020. The Company and Lender exchanged this Partitioned Note for the delivery of 60,679 shares of the Company’s Common Stock. The Board of directors approved to increase the authorized shares on May 12, 2021.
Promissory note | $			$ 5,250,000
Original issue discount | $			$ 250,000
Note bears interest			8.00%
Outstanding note percentage			125.00%
Redeem amount | $			$ 825,000
Gain on transferring asset | $		$ 4,800,000
Minimum [Member]
Subsequent Events (Details) [Line Items]
Common stock shares | shares						10,000,000
Maximum [Member]
Subsequent Events (Details) [Line Items]
Common stock shares | shares						100,000,000
CEO [Member]
Subsequent Events (Details) [Line Items]
Number of purchaser					1
Purchase shares of common stock | shares					1,000,000
Securities Purchase Agreement [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock | shares					3,320,000
Shares price per share | $ / shares					$ 11.522
Proceeds from received amount | $				$ 38,250,000
Issuance of shares | shares				3,320,000